Net deferred tax position - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	€ 10,000	€ 10,600	€ 10,000
Total deferred tax assets for tax loss carryforwards	2,729	2,650	2,391
Unused tax losses for which no deferred tax asset recognised	1,203	1,144	875
Unused capital losses for which no deferred tax asset recognised	473
Deferred tax assets not recognized as future recovery not probable	€ 1,062	€ 995	€ 615